FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of financial instruments measured at amortized cost - Financial assets

	Financial assets as subsequently
	measured at amortized cost
	December 31,	December 31,
	2024	2023
Trade receivables	19,558	18,641

Schedule of financial instruments measured at amortized cost - Financial liabilities

	Financial liabilities as subsequently
	measured at amortized cost
	December 31,	December 31,
	2024	2023
Trade payables	3,236	7,504
Accrued liabilities	16,666	13,983
Convertible debt	—	2,445
Other liabilities	44	347
Loans payable	6,579	—
	26,525	24,279

Schedule of fair values and fair value hierarchy

	December 31, 2024				December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit and loss:
Cash and cash equivalents	10,467	—	—	10,467	8,796	—	—	8,796

Financial liabilities
Fair value through profit and loss:
Derivative liability	—	—	—	—	—	471	—	471
Deferred consideration	—	1,244	—	1,244	—	2,939	—	2,939

Schedule of undiscounted contractual maturities of financial liabilities

	2025	2026	2027	2028	Thereafter	Total
Trade payables and other liabilities	19,946	—	—	—	—	19,946
Lease obligations on right of use assets	943	943	973	743	417	4,019
Loans payable	7,231	—	—	—	—	7,231
Other non-current liabilities	4	3	19	23	438	487
	28,124	946	992	766	855	31,683

Schedule of expected credit loss rate for each aging category of accounts receivable

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross trade receivable	16	18,984	660	2,411	22,055
Expected credit loss rate		2.88%	5.75%	79.32%	11.32%
Expected credit loss provision	16	547	38	1,913	2,497

The provision matrix below shows the expected credit loss rate for each aging category of accounts receivable as at December 31, 2023:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross trade receivable	16	17,711	1,275	1,714	20,700
Expected credit loss rate		2.36%	4.82%	92.23%	9.95%
Expected credit loss provision	16	417	61	1,581	2,059